Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Assets Measured at Fair Value

Assets measured at fair value are summarized below.

	Fair Value Measurements at December 31, 2012 Using:
Assets:	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$54,286	$—
Obligations of states and political subdivisions	—	79,338	468
Mortgage-backed securities in government sponsored entities	—	69,435	—
Equity securities in financial institutions	—	434	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$22,084
Other Real Estate Owned	—	—	471
Mortgage Servicing Rights	—	308	—

	Fair Value Measurements at December 31, 2011 Using:
Assets:	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$49,704	$—
Obligations of states and political subdivisions	—	66,219	517
Mortgage-backed securities in government sponsored entities	—	87,518	—
Equity securities in financial institutions	676	—	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$22,569
Other Real Estate Owned	—	—	1,097
Mortgage Servicing Rights	—	60	—

Quantitative Information about Level 3 Fair Value Measurements

The following table presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2012.

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012	Fair Value	Valuation Technique	Unobservable Input	Range
Investments	$468	Appraisal of collateral	Appraisal adjustments	20% – 30%
			Liquidation expense	8% – 12%
Impaired loans	$22,084	Appraisal of collateral	Appraisal adjustments	10% – 30%
			Liquidation expense	0% – 10%
			Holding period	0 – 30 months
		Discounted cash flows	Discount rates	2% – 8.5%
Other real estate owned	$471	Appraisal of collateral	Appraisal adjustments	10% – 30%
			Liquidation expense	0% – 10%

Summary of Changes in Level 3 Fair-Value Category in Securities Available for Sale

The following table presents the changes in the Level 3 fair value category for the fiscal period ended December 31, 2012. The Corporation classifies financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to the unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable, either directly or indirectly.

	2012	2011
Securities available for sale
Beginning balance January 1,	$517	$560
Principal payments	(49)	(43)

Ending balance December 31,	$468	$517

Carrying Amount and Fair Values of Financial Instruments

The carrying amount and fair value of financial instruments were as follows.

	Carrying
December 31, 2012	Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$46,131	$46,131	$46,131	$—	$—
Securities available for sale	195,098	203,961	—	203,493	468
Other securities	15,567	15,567	15,567	—	—
Loans, available for sale	1,873	1,873	1,873	—	—
Loans, net of allowance for loan losses	795,811	812,950	—	—	812,950
Bank owned life insurance	18,590	18,590	18,590	—	—
Accrued interest receivable	3,709	3,709	3,709	—	—
Financial Liabilities:
Non maturing deposits	662,387	662,387	662,387	—	—
Time deposits	264,002	265,974	—	—	265,974
Federal Home Loan Bank advances	40,261	41,658	—	—	41,658
Securities sold under agreement to repurchase	23,219	23,219	23,219	—	—
Subordinated debentures	29,427	26,855	—	—	26,855
Accrued interest payable	185	185	185	—	—

	December 31, 2011
	Carrying
	Amount	Fair Value
Financial Assets:
Cash and due from financial institutions	$52,127	$52,127
Securities, AFS	196,357	204,633
Other securities	15,388	15,388
Loans, available for sale	598	598
Loans, net of allowance for loan losses	764,011	785,900
Bank Owned Life Insurance	17,963	17,963
Accrued interest receivable	3,787	3,787
Financial Liabilities:
Non maturing deposits	613,255	613,255
Time deposits	287,991	298,690
Federal Home Loan Bank advances	50,295	52,263
Securities sold under agreement to repurchase	19,029	19,029
Subordinated debentures	29,427	26,461
Accrued interest payable	258	258